Accounts Receivable and Others - Summary of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables	$ 788	$ 1,177